Securities	12 Months Ended
Dec. 31, 2014
Securities [Abstract]
Securities

NOTE 4 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2014 and 2013 are as follows:

	2014		2013
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$9,640,249	$9,537,052	$12,637,310	$12,333,009
Obligations of states and political subdivisions	56,605,455	58,098,524	66,584,990	66,540,342
Mortgage-backed	137,073,902	137,818,544	119,163,624	117,471,538
Other	1,001,888	1,006,943	751,888	735,036

Total	$204,321,494	$206,461,063	$199,137,812	$197,079,925

A summary of unrealized gains and losses on securities at December 31, 2014 and 2013 follows:

	2014		2013
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$-	$103,197	$-	$304,301
Obligations of states and political subdivisions	1,674,221	181,152	1,113,422	1,158,070
Mortgage-backed	1,556,536	811,894	1,164,346	2,856,432
Other	5,055	-	-	16,852

Total	$3,235,812	$1,096,243	$2,277,768	$4,335,655

The amortized cost and fair value of securities at December 31, 2014, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Fair value

Due in one year or less	$ 1,993,011	$ 2,014,372
Due after one year through five years	15,993,661	16,047,665
Due after five years through ten years	48,795,493	49,987,324
Due after ten years	136,537,441	137,404,759
Other securities having no maturity date	1,001,888	1,006,943

Total	$ 204,321,494	$ 206,461,063

Securities with a carrying value of approximately $20,168,000 at December 31, 2014 and $34,271,000 at December 31, 2013 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2014	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
U.S. Government and agencies	$9,932	$990,000	$93,265	$8,547,052	$103,197	$9,537,052
Obligations of states and political
subdivisions	9,008	2,523,529	172,145	11,140,718	181,152	13,664,247
Mortgage-backed	47,257	14,086,483	764,637	37,948,535	811,894	52,035,018
Total temporarily impaired
securities	$66,197	$17,600,012	$1,030,047	$57,636,305	$1,096,243	$75,236,317

	Less than 12 months		12 months or more		Total
2013	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
U.S. Government and agencies	$304,301	$12,333,009	$-	$-	$304,301	$12,333,009
Obligations of states and political
subdivisions	910,564	23,218,005	247,506	3,225,869	1,158,070	26,443,874
Mortgage-backed	2,613,715	74,745,579	242,717	4,330,945	2,856,432	79,076,524
Other	16,852	735,036	-	-	16,852	735,036
Total temporarily impaired
securities	$3,845,432	$111,031,629	$490,223	$7,556,814	$4,335,655	$118,588,443

There were 100 securities in an unrealized loss position at December 31, 2014, 75 of which were in a continuous unrealized loss position for 12 months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2014 were primarily the result of customary and expected fluctuations in the bond market.  As a result, all security impairments as of December 31, 2014 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $412,812 in 2014, $134,848 in 2013, and $293,226 in 2012, with the income tax provision applicable to such gains amounting to $140,356 in 2014, $45,848 in 2013, and $99,697 in 2012.  Gross realized losses from sale of securities amounted to $13,052 in 2014, $671 in 2013, and $25,713 in 2012 with related income tax effect of $4,438 in 2014, $228 in 2013, and $8,742 in 2012.